Options and Warrants (Details 2)	12 Months Ended
Dec. 31, 2016 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding at beginning | shares	16,567,326
Granted | shares	5,656,250
Expired | shares	(8,301,187)
Outstanding and exercisable at end | shares	13,922,387
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Exercise Price [Roll Forward]
Outstanding at beginning | $ / shares	$ 1.02
Granted | $ / shares	0.08
Expired | $ / shares	1.06
Outstanding at end | $ / shares	$ 0.61